                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 24F-2

                       ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2



          Read instructions at the end of form before preparing form.

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1.      Name and address of issuer:

          Diversified Investors Variable Funds

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2.      The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the Issuer, check the box but do not list series or
        classes):     [X]

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3.      Investment Company Act File Number:     811-8264

        Securities Act File Number:     33-73734

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4.(a)   Last day of fiscal year for which this Form is filed:

                        December 31, 2004

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4.(b)   [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due

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4.(c)   [ ] Check box if this is the last time the Issuer will be filing this
            Form.
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


----------------------------------------------------------------------------------------------------------
5.         Calculation of registration fee:

(i)             Aggregate sale price of securities
                sold during the fiscal year pursuant
                to section 24(f):                                                   $     262,950,585
                                                                                     ----------------

(ii)            Aggregate price of securities
                redeemed or repurchased during
                the fiscal year:                              $    308,446,350
                                                              ----------------

(iii)           Aggregate price of securities
                redeemed or repurchased during
                any prior fiscal year ending no
                earlier than October 11, 1995
                that were not previously used to
                reduce registration fees payable
                to the Commission:                            $              0
                                                              ----------------

(iv)            Total available redemption credits
                [add Items 5(ii) and 5(iii)                                         $     308,446,350
                                                                                     ----------------

(v)             Net sales - if Item 5(i) is greater
                than Item 5(iv) [subtract Item 5(iv)
                from Item 5(i):                                                     $               0
                                                                                    -----------------

------------------------------------------------------------------------------
(vi)            Redemption credits available for              $    (45,495,765)
                use in future years-if Item 5(i) is           ----------------
                less than Item 5(iv) [subtract
                Item 5(iv) from Item 5(i)]:
------------------------------------------------------------------------------

(vii)           Multiplier for determining
                registration fee (See Instruction
                C.9):                                                               x       .00011770
                                                                                     ----------------

(viii)          Registration fee due [multiply
                Item 5(v) by Item 5(vii)] (enter
                "0" if no fee is due):                                             =$               0
                                                                                     ----------------


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6.      Prepaid Shares

        If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rate 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:________________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:______________.
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

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7.      Interest due -- if this Form is being filed more than 90 days after the end of the Issuer's fiscal year (see Instruction D):

                                                         +$               0
                                                           ----------------
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8.      Total of the amount of the registration fee due plus any interest due
        [line 5(viii) plus line 7]:

                                                         =$               0
                                                           ================
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9.      Date the registration fee and any interest payment was sent to the
        Commission's lockbox depository:


             Method of Delivery:
                [ ]     Wire Transfer
                [ ]     Mail or other means
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
                                   SIGNATURES

        This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated:


By (Signature and Title)(1)              /s/ ROBERT F. COLBY
                                        ----------------------------
                                         Robert F. Colby, Secretary



Date     March 28,  2005
    ----------------------------


---------------------
(1) Please print the name and title of the signing officer below the signature.

24F2 Fees
Diversified Investors Variable Funds
For the Period ended December 31, 2004

                                       98010           98029        98046         98070        98089         98720         98150
                                                       HIGH     INTERMEDIATE
                                      MONEY           QUALITY    GOVERNMENT     CORE BOND                   VALUE &       GROWTH &
                                      MARKET           BOND         BOND          FUND        BALANCED      INCOME         INCOME
                                   ------------    ----------   -----------    ----------    ----------    ----------    -----------

Proceeds from issuance of shares...  61,080,243     6,690,589     6,735,185    11,707,772    13,948,289    45,248,234    25,632,027
Proceeds from dividends reinvested.           0             0             0             0             0             0             0
12/31/03 Cash Flow                     (337,440)      (11,812)      (12,316)      (23,119)      (51,895)      (74,792)      (79,876)
                                   -------------------------------------------------------------------------------------------------
Aggregate securities sold .........  60,742,803     6,678,777     6,722,869    11,684,653    13,896,394    45,173,442    25,552,151

Value of shares redeemed ..........  64,600,894     8,037,605    12,037,922    15,543,367    21,065,821    52,551,721    29,644,197
12/31/03 Cash Flow                      129,089         8,973        46,640        23,315        56,626       163,613        80,379
                                   -------------------------------------------------------------------------------------------------
Net Change                           64,471,805     8,028,632    11,991,282    15,520,052    21,009,195    52,388,108    29,563,818

Net Change                           (3,729,002)   (1,349,855)   (5,268,413)   (3,835,400)   (7,112,801)   (7,214,666)   (4,011,667)
                                   =================================================================================================

Calculation of Fee:
Total change                       $(45,495,765)
                                   ------------
Per SEC .0001177                   $  (5,354.85)
                                   ============




Per Fund                                (438.90)      (158.88)      (620.09)      (451.43)      (837.18)      (849.17)      (472.17)


                                       98127          98173        98628          98587         98267        98882

                                       EQUITY        SPECIAL     AGGRESSIVE    HIGH YIELD   INTERNATIONAL
                                       GROWTH        EQUITY        EQUITY         BOND         EQUITY        CALVERT        TOTAL
                                   ------------    ----------    ----------    ----------   -------------   ---------   ------------

Proceeds from issuance of shares...  28,416,011    28,187,433    14,411,193     1,043,834    13,579,401     7,168,801   263,849,010
                                                                                ---------
Proceeds from dividends reinvested.           0             0             0             0             0             0             0
12/31/03 Cash Flow                      (70,978)     (131,883)      (41,277)            0       (46,040)      (16,998)     (898,426)
                                   -----------------------------------------------------------------------------------
Aggregate securities sold .........  28,345,033    28,055,550    14,369,916     1,043,834    13,533,361     7,151,803   262,950,585

Value of shares redeemed ..........  41,901,469    28,429,971    16,739,993       927,381    11,833,205     6,032,781   309,346,327
12/31/03 Cash Flow                      131,050        82,497        76,635            11        79,521        21,628       899,977
                                   -------------------------------------------------------------------------------------------------
Net Change                           41,770,419    28,347,474    16,663,358       927,370    11,753,684     6,011,153   308,446,350

Net Change                          (13,425,386)     (291,924)   (2,293,441)      116,464     1,779,676     1,140,650   (45,495,765)
                                   ===================================================================================
                                                                                                                        (45,495,765)

Calculation of Fee:
Total change

Per SEC .0001177




Per Fund                              (1,580.17)       (34.36)      (269.94)        13.71        209.47        134.25     (5,354.85)